Inventories - Schedule of Movement Provision for the Inventory (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Schedule of Movement Provision for the Inventory [Abstract]
Balance, at beginning of the period	$ 17,749	$ 25,666
Addition		185
Reduction	(3,686)	(8,737)
Exchange rate difference	(372)	635
Balance, at end of the period	$ 13,691	$ 17,749